CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 15,388	$ 31,141	$ 6,171
Pension and post-retirement obligations:
Change in net actuarial loss and prior service credit, net of tax expense (benefit) of $(20,039), $24,604 and $(8,932) in 2014, 2013 and 2012, respectively	(31,191)	39,381	(14,205)
Amortization of actuarial losses and prior service credit to earnings, net of tax expense of $(400), $1,172 and $771 in 2014, 2013 and 2012, respectively	(637)	1,843	1,276
Derivative instruments designated as cash flow hedges:
Change in fair value of derivatives, net of tax benefit of $51, $233 and $2,074 in 2014, 2013 and 2012, respectively	(81)	(381)	(3,557)
Reclassification of realized loss to earnings, net of tax expense of $781, $1,934 and $5,129 in 2014, 2013 and 2012, respectively	1,269	3,941	8,535
Comprehensive income	(15,252)	75,925	(1,780)
Less: comprehensive income attributable to noncontrolling interest	321	330	531
Total comprehensive income attributable to common shareholders	$ (15,573)	$ 75,595	$ (2,311)